Note 27 - Financial Instruments - Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Zimbabwean operations [member]
Statement Line Items [Line Items]
Zimbabwe	$ 2,015	$ 1,523